Other assets	12 Months Ended
Dec. 31, 2024
Miscellaneous assets [abstract]
Other assets	Other assets
The detail of 'Other assets' is as follows:

EUR million
	2024	2023	2022
Transactions in transit	469	246	83
Net pension plan assets (note 25)	677	1,001	1,345
Prepayments and accrued income	3,016	2,911	3,003
Other (note 2.m)	4,310	4,598	5,536
	8,472	8,756	9,967